Investments - Summary of Equity Securities Without Readily Determinable Fair Values (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amounts at the end of the period	¥ 207,407	¥ 186,146	¥ 419,775
Downward adjustments and impairments	6,519	5,087	2,435
Upward adjustments	¥ 11,623	¥ 9,216	¥ 9,128